Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Net loss attributable to the shareholders of Teekay Corporation	(80,152)	(77,809)	(125,408)	(126,592)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 9e)	—	(4,993)	—	(4,993)
Net loss attributable to the shareholders of Teekay Corporation - basic and diluted	(80,152)	(82,802)	(125,408)	(131,585)
Weighted average number of common shares	86,259,207	72,945,635	86,217,567	72,844,031
Dilutive effect of stock-based compensation	—	—	—	—
Common stock and common stock equivalents	86,259,207	72,945,635	86,217,567	72,844,031
Loss per common share:
- Basic	(0.93)	(1.14)	(1.45)	(1.81)
- Diluted	(0.93)	(1.14)	(1.45)	(1.81)